Statements of Operations (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Income Statement Related Disclosures [Abstract]
Selling	[1]			$ 8,494	$ 7,709
General and administrative				4,387	3,780
Total selling, general and administrative expenses		$ 6,907	$ 6,208	12,881	11,489	$ 23,587
Shipping and handling costs				522	484
Interest expense				(297)	(330)
Interest income				69	37
Re-evaluation of contingent consideration					(111)
Re-evaluation expense on liabilities to the OCS				(183)	(227)
Other, net				44	(409)
Financial income (expenses), net		$ (135)	$ (193)	$ (367)	$ (1,040)	$ (1,877)

[1]	Including shipping and handling costs